FIXED ASSETS, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Sub-total	$ 30,344,048	$ 18,508,508
Less: accumulated depreciation and amortization	(13,524,510)	(14,114,608)
Fixed assets, net	16,819,538	4,393,900
Depreciation expense	1,864,250	3,288,751	$ 4,112,181
Media display equipment [Member]
Property, Plant and Equipment [Line Items]
Sub-total	15,642,153	11,733,704
Wi-Fi equipment [Member]
Property, Plant and Equipment [Line Items]
Sub-total	6,530,020	164,077
Assembly in progress	6,778,562	1,282,686
Computers and office equipment [Member]
Property, Plant and Equipment [Line Items]
Sub-total	4,704,191	3,636,351
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Sub-total	596,989	659,494
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Sub-total	2,870,695	2,314,882
Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 869,825	$ 1,817,788	$ 2,064,681